                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

------------------------------
AMEX Ticker Symbol - VKL
------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     5.74%
-----------------------------------------------------------------------
One-year total return(1)                                      8.97%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      8.39%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  4.96%
-----------------------------------------------------------------------
Commencement date                                          11/26/93
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.93%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.29%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                            1.09%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                            1.00%
-----------------------------------------------------------------------
Net asset value                                              $14.17
-----------------------------------------------------------------------
Closing common share market price                            $13.07
-----------------------------------------------------------------------
Six-month high common share market price (01/02/03)          $13.16
-----------------------------------------------------------------------
Six-month low common share market price (12/23/02)           $12.41
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for the calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  61.8%
AA/Aa.............................  10.3%
A/A...............................  16.2%
BBB/Baa...........................   7.6%
BB/Ba.............................   0.9%
Not-Rated.........................   3.2%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Health Care.......................  24.8%
Retail Electric/Gas/Telephone.....   8.8%
Airport...........................   8.5%
Higher Education..................   7.6%
Water & Sewer.....................   6.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--November 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
11/93                                                                    $13.9500                           $15.0000
                                                                         $14.2100                           $14.7500
                                                                         $12.3900                           $11.3750
                                                                         $12.2500                           $11.3750
                                                                         $12.0000                           $10.1250
12/94                                                                    $11.4400                            $9.8750
                                                                         $12.4200                           $11.1250
                                                                         $12.3700                           $10.7500
                                                                         $12.6100                           $10.5000
12/95                                                                    $13.3000                           $11.0000
                                                                         $12.6100                           $10.6250
                                                                         $12.4600                           $10.2500
                                                                         $12.8000                           $10.8750
12/96                                                                    $13.0200                           $10.7500
                                                                         $12.7400                           $10.6250
                                                                         $13.0800                           $11.1870
                                                                         $13.5400                           $12.0630
12/97                                                                    $13.8500                           $12.2500
                                                                         $13.8600                           $12.1875
                                                                         $13.8900                           $12.3750
                                                                         $14.2700                           $13.0000
12/98                                                                    $14.0900                           $13.3125
                                                                         $13.9500                           $12.7500
                                                                         $13.2800                           $12.2500
                                                                         $12.8100                           $11.0625
12/99                                                                    $12.3200                           $10.3125
                                                                         $12.5400                           $10.2500
                                                                         $12.5800                           $10.4375
                                                                         $12.8500                           $11.1250
12/00                                                                    $13.5000                           $11.3125
                                                                         $13.6700                           $12.1100
                                                                         $13.5500                           $12.1000
                                                                         $13.6900                           $12.1600
12/01                                                                    $13.4200                           $12.1200
                                                                         $13.3900                           $12.5800
                                                                         $13.7700                           $13.3400
                                                                         $14.3000                           $13.4100
12/02                                                                    $14.0500                           $13.0700
                                                                         $14.0600                           $13.0000
4/03                                                                     $14.1700                           $13.0700

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. DENNIS PIETRZAK, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1995 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1968. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion, where performance was largely driven by buying activity among institutional investors drawn by the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0755 per share translated to a distribution rate of 6.93 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.29 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 5.74 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near
record lows, we focused on protecting the portfolio from the potential adverse effects of rising interest rates while maintaining the trust's yield. One of our primary methods for doing this was to purchase premium bonds with maturities of between 15 and 20 years. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of total return potential as well as downside protection in the form of a comfortable yield cushion and an intermediate maturity profile.

    Our approach also continued to emphasize active trading of highly liquid bonds to capture shifts in relative value between various sectors and state markets. For example, our analysis showed that some A rated hospital bonds were oversold during the period and reached prices that we believed more than compensated for any credit risk. We bought some of these issues and sold the positions when they reached fair value. We reinvested the proceeds in bonds from more traditional municipal revenue sectors, such as wholesale electric and public education, that offered better value. These purchases also allowed us to upgrade holdings of AAA rated bonds by 5 percent in order to protect the portfolio from ongoing credit risk.

    The funds for these purchases came from a number of sources. Some of the fund's holdings were called by their issuers; we also preemptively sold prerefunded issues that posed a risk of imminent call activity. We also trimmed the fund's holdings of shorter premium bonds that would be highly likely to underperform in the event that interest rates began to climb. We followed a similar rationale in selling some of the portfolio's holdings of bonds in the shorter part of the intermediate segment of the yield curve.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY     VALUE
          MUNICIPAL BONDS  144.0%
          ALABAMA  7.7%
$1,865    Alabama St Univ Rev Gen Tuition & Fee Ser B
          (MBIA Insd).................................. 5.250%   03/01/33  $  1,956,422
 2,000    Jefferson Cnty, AL Swr Rev Cap Impt Ser B
          (FGIC Insd).................................. 5.125    02/01/42     2,046,000
 1,000    Montgomery, AL Wts (AMBAC Insd).............. 5.250    05/01/19     1,087,660
                                                                           ------------
                                                                              5,090,082
                                                                           ------------
          ARIZONA  1.5%
 1,000    Maricopa Cnty, AZ Indl Dev Auth Ed Rev AZ
          Charter Sch Proj Ser A....................... 6.750    07/01/29       991,990
                                                                           ------------

          CALIFORNIA  14.0%
 4,000    California St. .............................. 5.000    02/01/32     3,954,560
 1,000    California St Dept Wtr Res Pwr Ser A......... 5.750    05/01/17     1,113,720
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................ 5.500    05/01/16     1,129,590
 1,665    Empire Utd CA Sch Dist Spl Tax Cmnty Fac Dist
          No 1987-1 Ser A (AMBAC Insd).................   *      10/01/19       756,226
 1,565    Empire Utd CA Sch Dist Spl Tax Cmnty Fac Dist
          No 1987-1 Ser A (AMBAC Insd).................   *      10/01/20       668,286
 1,500    Los Angeles, CA Uni Sch Dist Ser A (FSA
          Insd)........................................ 5.250    07/01/19     1,644,150
                                                                           ------------
                                                                              9,266,532
                                                                           ------------
          COLORADO  3.3%
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A............................ 5.500    03/01/32     1,029,890
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth............................... 6.500    11/15/31     1,090,470
    97    Colorado Hsg Fin Auth Single Family Proj Sr
          Ser E........................................ 8.125    12/01/24        99,913
                                                                           ------------
                                                                              2,220,273
                                                                           ------------
          FLORIDA  1.7%
 1,000    Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev
          FL Hlthcare (AMBAC Insd)..................... 5.950    07/01/20     1,096,140
                                                                           ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY     VALUE
          ILLINOIS  13.7%
$1,000    Chicago, IL Brd of Ed (FGIC Insd)............ 5.500%   12/01/31  $  1,080,090
 2,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A Rfdg (MBIA Insd)............ 5.375    01/01/32     2,055,500
   935    Chicago, IL Tax Increment Alloc Sub Cent Loop
          Ser A (ACA Insd)............................. 6.500    12/01/08     1,091,397
 1,000    Chicago, IL Wastewtr Transmission Rev Second
          Lien (Prerefunded @ 01/01/10) (MBIA Insd).... 6.000    01/01/30     1,185,270
 2,250    Illinois Hlth Fac Auth Rev Lake Forest Hosp
          Ser A........................................ 5.750    07/01/29     2,320,133
 2,500    Will Cnty, IL Cmnty Unit Sch Dist No 365U Vly
          View Ser B (FSA Insd)........................   *      11/01/16     1,351,050
                                                                           ------------
                                                                              9,083,440
                                                                           ------------
          INDIANA  5.6%
 2,720    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Hosp
          of IN (MBIA Insd) (a)........................ 6.850    07/01/22     2,784,926
 1,000    Indiana St Dev Fin Auth Rev Rfdg............. 5.950    08/01/30       905,940
                                                                           ------------
                                                                              3,690,866
                                                                           ------------
          IOWA  2.6%
 1,515    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
          Insd)........................................ 5.750    06/01/14     1,745,189
                                                                           ------------

          KANSAS  0.8%
   500    Overland Park, KS Dev Corp Rev First Tier Ser
          A............................................ 7.375    01/01/32       509,590
                                                                           ------------

          KENTUCKY  2.2%
 1,280    Kenton Cnty, KY Arpt Brd Arpt Rev Cincinnati/
          Northn KY Intl Ser A Rfdg (MBIA Insd)........ 6.100    03/01/07     1,446,912
                                                                           ------------

          LOUISIANA  7.5%
 1,750    Saint Charles Parish, LA Environmental Impt
          Rev LA Pwr & Lt Co Ser A (AMBAC Insd) (a).... 6.875    07/01/24     1,878,205
 3,000    Saint Charles Parish, LA Pollutn Ctl Rev LA
          Pwr & Lt Co (FSA Insd) (a)................... 7.500    06/01/21     3,114,600
                                                                           ------------
                                                                              4,992,805
                                                                           ------------
          MARYLAND  1.6%
 1,000    Maryland St Econ Dev Corp Student Hsg Rev
          Collegiate Hsg Salisbury Ser A............... 6.000    06/01/19     1,035,930
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY     VALUE
          MASSACHUSETTS  1.9%
$1,235    Massachusetts St Indl Fin Agy Rev Wtr
          Treatment Amern Hingham (a).................. 6.750%   12/01/20  $  1,273,063
                                                                           ------------

          MISSOURI  10.4%
 1,250    Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp Assoc..... 5.625    06/01/27     1,279,388
 3,855    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          SSM Hlthcare Ser AA Rfdg (MBIA Insd) (a)..... 6.400    06/01/10     4,624,150
 1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
          Saint Louis Convention Ser A................. 6.875    12/15/20     1,004,500
                                                                           ------------
                                                                              6,908,038
                                                                           ------------
          NEVADA  1.0%
   675    Nevada Hsg Div Single Family Pgm Ser E (FHA
          Gtd)......................................... 6.900    10/01/14       696,593
                                                                           ------------

          NEW JERSEY  2.0%
 1,340    New Jersey Econ Dev Auth Dist Heating &
          Cooling Rev Trigen Trenton Proj Ser A........ 6.200    12/01/10     1,343,712
                                                                           ------------

          NEW YORK  22.6%
 1,500    New York City Hsg Dev Corp Multi-Family Hsg
          Rev Ser A.................................... 5.500    11/01/34     1,566,000
   945    New York City Indl Dev Agy Civic Fac Rev
          Touro College Proj Ser A (b)................. 6.350    06/01/29       842,392
 1,745    New York St Dorm Auth Rev Mental Hlth Svc Fac
          (FSA Insd)................................... 5.875    08/15/16     1,968,273
 2,000    New York St Dorm Auth Rev Secd Hosp Gen Hosp
          Ser N Rfdg................................... 5.750    02/15/18     2,230,480
 2,500    New York St Dorm Auth Rev St Univ Ed Fac Ser
          B............................................ 5.250    05/15/09     2,813,250
 2,000    New York St Mtg Agy Rev Ser 101.............. 5.400    04/01/32     2,083,360
 3,100    New York St Med Care Fac Fin Agy Rev NY Hosp
          Ser A (Prerefunded @ 02/15/05) (AMBAC
          Insd)........................................ 6.800    08/15/24     3,462,359
                                                                           ------------
                                                                             14,966,114
                                                                           ------------
          NORTH CAROLINA  2.8%
 1,700    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Ser A (MBIA Insd)........................ 5.250    01/01/19     1,841,253
                                                                           ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY     VALUE
          OHIO  2.5%
$1,500    Akron, OH Ctf Part Akron Muni Baseball Stad
          Proj......................................... 6.900%   12/01/16  $  1,666,470
                                                                           ------------

          OKLAHOMA  5.1%
   995    Oklahoma Hsg Fin Agy Single Family Mtg Rev
          Homeownership Ln Pgm Ser A (GNMA
          Collateralized).............................. 7.050    09/01/26     1,053,675
 1,000    Sapula, OK Muni Auth Cap Impt Rfdg (FSA
          Insd)........................................ 5.750    07/01/30     1,121,660
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd)................................. 6.250    11/01/22     1,190,660
                                                                           ------------
                                                                              3,365,995
                                                                           ------------
          OREGON  1.7%
 1,000    Portland, OR Swr Sys Rev Ser A (FGIC Insd)... 5.750%   08/01/18     1,146,550
                                                                           ------------

          PENNSYLVANIA  0.8%
   500    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
          A............................................ 6.000    01/15/31       522,520
                                                                           ------------

          SOUTH CAROLINA  8.2%
 1,000    South Carolina Econ Dev Auth Rev Myrtle Beach
          Convention Ser A............................. 6.625    04/01/36     1,003,830
 1,500    South Carolina Jobs Econ Dev Auth Indl Rev SC
          Elec & Gas Co Proj Ser A (AMBAC Insd)........ 5.200    11/01/27     1,571,595
   750    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Bon Secours Hlth Sys Inc Ser A........... 5.625    11/15/30       767,768
 2,000    South Carolina St Pub Svc Auth Rev Ser D Rfdg
          (FSA Insd)................................... 5.000    01/01/20     2,115,360
                                                                           ------------
                                                                              5,458,553
                                                                           ------------
          SOUTH DAKOTA  2.0%
 1,250    South Dakota St Hlth & Ed Fac Auth Rev
          Children's Care Hosp Rfdg.................... 6.125    11/01/29     1,318,175
                                                                           ------------

          TEXAS  4.6%
 2,000    North Cent TX Hlth Fac Dev Corp Rev Hosp
          Childrens Med Ctr Dallas (AMBAC Insd)........ 5.250    08/15/32     2,063,240
 1,000    Sabine River Auth TX Pollutn Ctl Rev Ser A
          Rfdg......................................... 6.450    06/01/21       981,640
                                                                           ------------
                                                                              3,044,880
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                   COUPON   MATURITY     VALUE
          WASHINGTON  4.7%
$1,500    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
          Chelan Hydro Ser A (MBIA Insd)............... 5.600%   01/01/36  $  1,578,735
 1,370    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd).............................. 5.500    07/01/18     1,509,247
                                                                           ------------
                                                                              3,087,982
                                                                           ------------
          WISCONSIN  2.5%
   375    Wisconsin St Hlth & Ed Fac Auth Rev Agnesian
          Hlthcare..................................... 6.000    07/01/30       390,300
 1,205    Wisconsin St Hlth & Ed Fac Auth Rev (ACA
          Insd)........................................ 6.150    05/15/25     1,273,275
                                                                           ------------
                                                                              1,663,575
                                                                           ------------
          PUERTO RICO  9.0%
 4,800    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
          Ser Y (FSA Insd) (a)......................... 6.250    07/01/21     6,002,928
                                                                           ------------
TOTAL INVESTMENTS  144.0%
  (Cost 88,839,850)......................................................    95,476,150
                                                                           ------------
OTHER ASSETS IN EXCESS OF LIABILITIES  7.3%..............................     4,852,155
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (51.3%)..............   (34,001,948)
                                                                           ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...........................  $ 66,326,357
                                                                           ============

 * Zero coupon bond

(a) Assets segregated as collateral for open futures transactions.

(b) This security is restricted and may be resold only in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corporation
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $88,839,850)........................  $ 95,476,150
Cash........................................................        74,382
Receivables:
  Investments Sold..........................................     7,154,040
  Interest..................................................     1,802,343
Other.......................................................           941
                                                              ------------
    Total Assets............................................   104,507,856
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,910,160
  Investment Advisory Fee and Administrative Fees...........        53,248
  Variation Margin on Futures...............................        28,094
  Affiliates................................................         2,620
Trustees' Deferred Compensation and Retirement Plans........       140,383
Accrued Expenses............................................        45,046
                                                              ------------
    Total Liabilities.......................................     4,179,551
Preferred Shares (including accrued distributions)..........    34,001,948
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 66,326,357
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($66,326,357 divided by
  4,682,128 shares outstanding).............................  $      14.17
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 4,682,128 shares issued and
  outstanding)..............................................  $     46,821
Paid in Surplus.............................................    63,377,271
Net Unrealized Appreciation.................................     6,612,878
Accumulated Undistributed Net Investment Income.............       948,288
Accumulated Net Realized Loss...............................    (4,658,901)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 66,326,357
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 1,360 issued with liquidation preference of
  $25,000 per share)........................................  $ 34,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $100,326,357
                                                              ============

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $2,683,342
                                                              ----------
EXPENSES:
Investment Advisory Fee and Administrative Fees.............     319,986
Preferred Share Maintenance.................................      55,197
Trustees' Fees and Related Expenses.........................      10,378
Legal.......................................................       8,059
Custody.....................................................       3,511
Other.......................................................      51,998
                                                              ----------
    Total Expenses..........................................     449,129
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,234,213
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss
  Investments...............................................  $2,030,540
  Futures...................................................      (5,331)
                                                              ----------
Net Realized Gain...........................................   2,025,209
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   6,932,175
  End of the Period:
    Investments.............................................   6,636,300
    Futures.................................................     (23,422)
                                                              ----------
                                                               6,612,878
                                                              ----------
Net Unrealized Depreciation During the Period...............    (319,297)
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $1,705,912
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (192,996)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $3,747,129
                                                              ==========

See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $ 2,234,213         $ 4,652,887
Net Realized Gain/Loss.............................     2,025,209            (393,431)
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      (319,297)            419,921
Distributions to Preferred Shareholders:
  Net Investment Income............................      (192,996)           (479,735)
                                                      -----------         -----------
Change in Net Assets Applicable to Common Shares
  from Operations..................................     3,747,129           4,199,642
Distributions to Common Shareholders:
  Net Investment Income............................    (2,120,867)         (4,103,621)
                                                      -----------         -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................     1,626,262              96,021

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    64,700,095          64,604,074
                                                      -----------         -----------
End of the Period (Including accumulated
  undistributed net investment income of $948,288
  and $1,027,938, respectively.....................   $66,326,357         $64,700,095
                                                      ===========         ===========

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS
                                                               ENDED
                                                             APRIL 30,    ------------------
                                                                2003      2002 (a)    2001
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (b)................  $ 13.82     $ 13.80    $ 12.95
                                                              -------     -------    -------
 Net Investment Income......................................      .48         .99        .99
 Net Realized and Unrealized Gain/Loss......................      .36         .01        .84
 Common Share Equivalent of Distributions Paid to
 Preferred Shareholders:
   Net Investment Income....................................     (.04)       (.10)      (.24)
                                                              -------     -------    -------
Total from Investment Operations............................      .80         .90       1.59
 Distributions Paid to Common Shareholders:
   Net Investment Income....................................     (.45)       (.88)      (.74)
                                                              -------     -------    -------
NET ASSET VALUE, END OF THE PERIOD..........................  $ 14.17     $ 13.82    $ 13.80
                                                              =======     =======    =======
Common Share Market Price at End of the Period..............  $ 13.07     $ 12.80    $ 12.40
Total Return (c)............................................    5.74%*     10.43%     22.63%
Net Assets Applicable to Common Shares at End of the Period
 (In millions)..............................................  $  66.3     $  64.7    $  64.6
Ratio of Expenses to Average Net Assets Applicable to Common
 Shares (d).................................................    1.39%       1.39%      1.39%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d)............................    6.90%       7.24%      7.37%
Portfolio Turnover..........................................      21%*        47%        33%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
 Shares (d).................................................     .91%        .91%       .90%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (e)............................    6.31%       6.49%      5.58%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................    1,360       1,360      1,360
Asset Coverage Per Preferred Share (f)......................  $73,771     $72,583    $72,503
Involuntary Liquidating Preference Per Preferred Share......  $25,000     $25,000    $25,000
Average Market Value Per Preferred Share....................  $25,000     $25,000    $25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02 and increase the ratio of net investment income to average net assets applicable to common shares by .15%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Net Asset Value at November 26, 1993, is adjusted for common and preferred share offering costs of $.317 per common share.

(c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(d) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(e) Ratios reflect the effect of dividend payments to preferred shareholders.

(f) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                                                  NOVEMBER 26, 1993
                                                                    (COMMENCEMENT
YEAR ENDED OCTOBER 31,                                              OF INVESTMENT
---------------------------------------------------------------    OPERATIONS) TO
     2000       1999       1998      1997      1996      1995     OCTOBER 31, 1994
-----------------------------------------------------------------------------------
    $ 12.49   $  14.14   $  13.61   $ 12.92   $ 12.83   $ 11.51        $ 13.78
    -------   --------   --------   -------   -------   -------        -------
        .98        .98        .99       .98       .98       .99            .90
        .50      (1.67)       .52       .66       .07      1.39          (2.38)
       (.30)      (.24)      (.26)     (.26)     (.26)     (.29)          (.17)
    -------   --------   --------   -------   -------   -------        -------
       1.18       (.93)      1.25      1.38       .79      2.09          (1.65)
       (.72)      (.72)      (.72)     (.69)     (.70)     (.77)          (.62)
    -------   --------   --------   -------   -------   -------        -------
    $ 12.95   $  12.49   $  14.14   $ 13.61   $ 12.92   $ 12.83        $ 11.51
    =======   ========   ========   =======   =======   =======        =======
    $ 10.75   $10.6875   $13.3125   $ 11.75   $10.625   $ 10.75        $ 9.625
      7.56%    -14.88%     19.91%    17.46%     5.35%    19.87%        -27.90%*
    $  60.7   $   58.5   $   66.2   $  63.7   $  60.5   $  60.1        $  53.9
      1.50%      1.46%      1.47%     1.53%     1.55%     1.68%          1.58%
      7.83%      7.21%      7.11%     7.50%     7.67%     8.13%          7.50%
        41%        59%        44%       39%       47%       84%           224%*
       .95%       .95%       .97%      .99%      .99%     1.05%          1.04%
      5.46%      5.42%      5.22%     5.50%     5.62%     5.77%          6.06%
      1,360      1,360      1,360     1,360     1,360     1,360          1,360
    $69,597   $ 67,984   $ 73,695   $71,839   $69,489   $69,164        $64,617
    $25,000   $ 25,000   $ 25,000   $25,000   $25,000   $25,000        $25,000
    $25,000   $ 25,000   $ 25,000   $25,000   $25,000   $25,000        $25,000

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Sector Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's primary investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest primarily in a portfolio of municipal securities from those market sectors which the Adviser feels will best meet the Trust's investment objective. The Trust commenced investment operations on November 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, there were no when-issued or delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $6,666,995, which will expire between October 31, 2003 and October 31, 2010. Of this amount, $5,477,980 will expire on October 31, 2003.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $88,679,763
                                                                ===========
Gross tax unrealized appreciation...........................    $ 7,014,547
Gross tax unrealized depreciation...........................       (218,160)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 6,796,387
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice, administrative services and facilities to the Trust for an annual fee payable monthly of .65% of the average daily net assets of the Trust.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $2,700 representing legal services provided by Skadden, Arps, Slate,

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $12,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    At April 30, 2003, Van Kampen owned 7,128 common shares of the Trust.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $20,518,301 and $24,457,638, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................       109
Futures Opened..............................................       116
Futures Closed..............................................      (168)
                                                                  ----
Outstanding at April 30, 2003...............................        57
                                                                  ====

    The futures contracts outstanding as of April 30, 2003 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                           UNREALIZED/
                                                                           APPRECIATION
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  10-Year U.S. Treasury Notes Future June 2003 (Current
    Notional Value of $115,125 per contract)................      11         $ (3,226)
  5-Year U.S. Treasury Notes Future June 2003 (Current
    Notional Value of $113,750 per contract)................      46          (20,196)
                                                                 ---         --------
                                                                  57         $(23,422)
                                                                 ===         ========

5. PREFERRED SHARES

The Trust has outstanding 1,360 Auction Preferred Shares ("APS") in two series of 680 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A is 7 days while Series B

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

is 28 days. The average rate in effect on April 30, 2003 was 1.045%. During the six months ended April 30, 2003, the rates ranged from 0.950% to 1.720%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VKL SAR 6/03                                                   Member NASD/SIPC.
                                                                11204F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector Municipal Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003